Consolidated Statements of Financial Position (CAD)	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Statement of Financial Position [Abstract]
Cash	650	88,684	364
HST/GST and interest receivable	15,464	14,926	9,882
Prepaid expenses	38,618	81,052	1,416
Due from related parties (Note 8)	1,317	8,490	28,455
Advances to REGI US (Note 8)	1,025,086	865,607	585,859
Assets held for distribution to shareholders (Note 8)	471,200
Current assets, total	1,552,335	1,058,759	625,976
Investment in Minewest (8)	320,082
Equipment (Note 7)		2,169	3,346
Mineral Property (Note 8)		232,953
Assets, total	1,872,417	1,293,881	629,322
Current
Bank indebtedness			494
Accounts payable	105,860	71,612	28,861
Accrued liabilities	25,500	34,300	29,000
Due to related parties (Note 8)	137,135	218,878	146,741
Due to Minewest (Note 8)	179,414
Income taxes payable			10,317
Share subscription payable			58,877
Convertible debt (Note 11)	19,938	19,987
Financial instrument liability (Note 10)	9,315	35,917	135,816
Liabilites, total	477,162	380,694	410,106
Shareholders’ equity
Share Capital (Note 6)	12,746,997	12,372,889	12,082,039
Subscription received		289,200
Warrants (Note 6)	137,661	237,714	245,518
Contributed Surplus	10,505,459	9,441,987	9,270,884
Equity component of convertible debt (Note 13)	305	758
Deficit	(22,015,992)	(21,677,375)	(21,379,225)
Shareholders' equity	1,374,430	665,173	219,216
Non-controlling interest	20,825	248,014
Shareholders' equity including non-controlling interest portion	1,872,417	1,293,881	629,322